General and Administrative Expenses_Details Of Stock Grants Linked To Longterm And Shortterm Performance(Details)	12 Months Ended
	Dec. 31, 2020 shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Granted in 2020
Number of granted shares	16,800
Description Of Method Of Settlement For Sharebased Payment Arrangement	Cash-settled
Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	1,713,368	[1]
Linked to short-term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	1,871,589	[2]
KB Financial Group Inc. | Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	257,137	[1]
KB Financial Group Inc. | Series 21
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2019
Number of granted shares	25,172	[1]
Vesting conditions	Services fulfillment, market performance 0~30% and non-market performance 70~100%	[2],[3],[4]
KB Financial Group Inc. | Series 22
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Apr. 01, 2019
Number of granted shares	3,226	[1]
Vesting conditions	Services fulfillment, market performance 30% and non-market performance 70%	[2],[3],[4]
KB Financial Group Inc. | Series 23
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	May. 27, 2019
Number of granted shares	1,436	[1]
Vesting conditions	Services fulfillment, market performance 30% and non-market performance 70%	[2],[3],[4]
KB Financial Group Inc. | Series 24
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jul. 17, 2019
Number of granted shares	8,195	[1]
Vesting conditions	Services fulfillment, market performance 30% and non-market performance 70%	[2],[3],[4]
KB Financial Group Inc. | Series 25
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2020
Number of granted shares	57,367	[1]
Vesting conditions	Services fulfillment, market performance 0~30% and non-market performance 70%~100%	[2],[3],[4]
KB Financial Group Inc. | Series 26
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Mar. 18, 2020
Number of granted shares	430	[1]
Vesting conditions	Services fulfillment, market performance 30% and non-market performance 70%	[2],[3],[4]
KB Financial Group Inc. | Series 27
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jun. 15, 2020
Number of granted shares	187	[1]
Vesting conditions	Services fulfillment, market performance 30% and non-market performance 70%	[2],[3],[4]
KB Financial Group Inc. | Series 28
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Nov. 21, 2020
Number of granted shares	68,135	[1]
Vesting conditions	Services fulfillment, market performance 35% and non-market performance 65%	[2],[4],[5]
KB Financial Group Inc. | Deferred grant in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	7,674	[1]
Vesting conditions	Satisfied	[2]
KB Financial Group Inc. | Deferred grant in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	8,705	[1]
Vesting conditions	Satisfied	[2]
KB Financial Group Inc. | Deferred grant in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	17,983	[1]
Vesting conditions	Satisfied	[2]
KB Financial Group Inc. | Deferred Grant In 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	5,960	[1]
Vesting conditions	Satisfied	[2]
KB Financial Group Inc. | Deferred Grant In 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	24,533	[1]
Vesting conditions	Satisfied	[2]
KB Financial Group Inc. | Deferred Grant In 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	28,134	[1]
Vesting conditions	Satisfied	[2]
KB Financial Group Inc. | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	7,524	[2]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	6,595	[2]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	7,385	[2]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	14,292	[2]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	28,030	[2]
Vesting conditions	Satisfied
KB Financial Group Inc. | Stock granted in 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	37,300	[2]
Vesting conditions	Proportional to service period
Kookmin Bank | Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	684,046	[1]
Kookmin Bank | Series 75
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2019
Number of granted shares	154,996	[1]
Vesting conditions	Services fulfillment, market performance 0~50% and non-market performance 50~100%	[2],[3],[4]
Kookmin Bank | Series 76
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Apr. 01, 2019
Number of granted shares	5,380	[1]
Vesting conditions	Services fulfillment, market performance 30~50% and non-market performance 50~70%	[2],[3],[4]
Kookmin Bank | Series 77
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	May. 27, 2019
Number of granted shares	4,468	[1]
Vesting conditions	Services fulfillment, market performance 30~50% and non-market performance 50~70%	[2],[3],[4]
Kookmin Bank | Series 78
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Nov. 21, 2019
Number of granted shares	36,443	[1]
Vesting conditions	Services fulfillment, market performance 30% and non-market performance 70%	[2],[4],[6]
Kookmin Bank | Series 79
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Jan. 01, 2020
Number of granted shares	241,609	[1]
Vesting conditions	Services fulfillment, market performance 0~50% and non-market performance 50~100%	[2],[3],[4]
Kookmin Bank | Series 80
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Grant date	Mar. 01, 2020
Number of granted shares	7,711	[1]
Vesting conditions	Services fulfillment, market performance 30~50% and non-market performance 50~70%	[2],[3],[4]
Kookmin Bank | Deferred grant in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	2,759	[1]
Vesting conditions	Satisfied	[2]
Kookmin Bank | Deferred grant in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	19,109	[1]
Vesting conditions	Satisfied	[2]
Kookmin Bank | Deferred grant in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	47,863	[1]
Vesting conditions	Satisfied	[2]
Kookmin Bank | Deferred Grant In 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	65,514	[1]
Vesting conditions	Satisfied	[2]
Kookmin Bank | Deferred Grant In 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	98,194	[1]
Vesting conditions	Satisfied	[2]
Kookmin Bank | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	9,887	[2]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	19,662	[2]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	30,003	[2]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	73,989	[2]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	125,530	[2]
Vesting conditions	Satisfied
Kookmin Bank | Stock granted in 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	121,676	[2]
Vesting conditions	Proportional to service period
Other subsidiaries
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Explanation Of Share Options In Sharebased Payment Arrangement	The Group changed the scheme of share-based payments from stock options to stock grants in November 2007. The stock grants award program is an incentive plan that sets, on grant date, the maximum number of shares that can be awarded. Actual shares to be granted is determined in accordance with achievement of pre-set performance targets over the vesting period.
Other subsidiaries | Linked to long term performance
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	772,185	[1]
Other subsidiaries | Stock granted in 2010
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	106	[1]
Vesting conditions	Services fulfillment, market performance 10~50% and non-market performance 50~90%	[2],[3],[4]
Other subsidiaries | Stock granted in 2011
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	146	[1]
Vesting conditions	Services fulfillment, market performance 10~50% and non-market performance 50~90%	[2],[3],[4]
Other subsidiaries | Stock granted in 2012
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	420	[1]
Vesting conditions	Services fulfillment, market performance 10~50% and non-market performance 50~90%	[2],[3],[4]
Other subsidiaries | Stock granted in 2013
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	622	[1]
Vesting conditions	Services fulfillment, market performance 10~50% and non-market performance 50~90%	[2],[3],[4]
Other subsidiaries | Stock granted in 2014
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	1,028	[1]
Vesting conditions	Services fulfillment, market performance 10~50% and non-market performance 50~90%	[2],[3],[4]
Other subsidiaries | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	3,323	[1]
Vesting conditions	Services fulfillment, market performance 10~50% and non-market performance 50~90%	[2],[3],[4]
Other subsidiaries | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	9,103	[1]
Vesting conditions	Services fulfillment, market performance 10~50% and non-market performance 50~90%	[2],[3],[4]
Other subsidiaries | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	36,814	[1]
Vesting conditions	Services fulfillment, market performance 10~50% and non-market performance 50~90%	[2],[3],[4]
Other subsidiaries | Stock granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	120,266	[1]
Vesting conditions	Services fulfillment, market performance 10~50% and non-market performance 50~90%	[2],[3],[4]
Other subsidiaries | Stock granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	331,688	[1]
Vesting conditions	Services fulfillment, market performance 10~50% and non-market performance 50~90%	[2],[3],[4]
Other subsidiaries | Stock granted in 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Number of granted shares	268,669	[1]
Vesting conditions	Services fulfillment, market performance 10~50% and non-market performance 50~90%	[2],[3],[4]
Other subsidiaries | Stock granted in 2015
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	12,191	[2]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2016
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	40,970	[2]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2017
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	149,329	[2]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2018
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	345,546	[2]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2019
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	551,667	[2]
Vesting conditions	Satisfied
Other subsidiaries | Stock granted in 2020
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Line Items [Line Items]
Estimated number of vested shares	290,013	[2]
Vesting conditions	Proportional to service period

[1]	Granted shares represent the total number of shares initially granted to executives and employees who have residual shares as of December 31, 2020 (Deferred grants are residual shares vested as of December 31, 2020).
[2]	Executives and employees were given the option of deferred payment of the granted shares (after the date of retirement), payment ratio, and payment period. Accordingly, a certain percentage of the granted amount is deferred for up to five years after the date of retirement after the deferred grant has been confirmed.
[3]	Companies' and individuals' performance results
[4]	Relative TSR (Total Shareholders Return): [(Fair value at the end of the contract - Fair value at the beginning of the contract) + (Total amount of dividend per share paid during the contract period)] / Fair value at the beginning of the contract
[5]	EPS, Asset Quality, HCROI, Profit from non-banking segments
[6]	EPS, Asset Quality